Other Current Assets and Other Current Financial Assets - Summary of Other Current Financial Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Disclosure of other financial assets [abstract]
Restricted cash			$ 89		$ 98
Derivative financial instruments			987		707
Total	$ 57		$ 1,076	[2]	$ 805

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1